                                     DECHERT

                              1775 EYE STREET, N.W.
                             WASHINGTON, D.C. 20006
                                 (202) 261-3300

                                   May 3, 2001

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission
450 Fifth Street, N.W.

Washington, D.C.  20549

         Re:      MMA Praxis Mutual Funds
                  File Nos. 33-69724 and 811-08056

Dear Sir or Madam:

         Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify on behalf of the MMA Praxis Mutual Funds (the "Trust"), in connection with the four individual series of the Trust, MMA Praxis Core Stock Fund, MMA Praxis Intermediate Income Fund, MMA Praxis International Fund and MMA Praxis Value Index Fund (the "Funds"), that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) by the Trust on behalf of the Funds does not differ from those contained in Post-Effective Amendment No. 13 which was filed on May 1, 2001. The text of Post-Effective Amendment No. 13 was filed electronically.

         Please do not hesitate to contact the undersigned at (202) 261-3364 if you have any questions regarding this certification.

                                                        Very truly yours,

                                                        /s/ Patrick W.D. Turley